PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
PREPAID LAND LEASES
Prepaid land leases	$ 20,200	$ 18,681
Less: Accumulated amortization	(3,632)	(2,939)
Deferred Costs, Leasing, Net	$ 16,568	$ 15,742